Income Taxes (Tables)	6 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of consolidated statements of income and comprehensive income of reconciliation for income taxes
	2022	2021
Income before taxes	$(9,150)	$711,957
PRC EIT tax rates	15%	15%
Tax at the PRC EIT tax rates	$-	106,793
Tax effect of R&D expenses deduction	-	(104,465)
Tax effect of non-taxable investment income and government grant	-	(2,328)
Tax effect of deferred tax recognized	-	69,626
Income tax expenses (benefits)	$-	$69,626

Schedule of income taxes
	2022	2021
Current income tax	$-	$-
Deferred income tax	-	69,626
Total income tax expense	$-	$69,626

Schedule of tax effects of significant portions of the deferred tax asset
	March 31, 2022	September 30, 2021
Deferred tax assets:
Bad debt allowance	$443,934	$436,761
Loss carryforward	115,018	113,160
Total	$558,952	$549,921